                        EMERALD FUNDS 1998 ANNUAL REPORT

                                    EMERALD

                           INTERNATIONAL EQUITY FUND

    This report is submitted for general information of Nations Funds shareholders and must be preceded or accompanied by a current Nations Funds prospectus.

                                                                        TABLE OF
                                                                        CONTENTS

INTERVIEW WITH YOUR PORTFOLIO MANAGER                                          1

SCHEDULE OF PORTFOLIO INVESTMENTS                                              4

STATEMENT OF ASSETS AND LIABILITIES                                            8

STATEMENT OF OPERATIONS                                                        9

STATEMENT OF CHANGES IN NET ASSETS                                            10

NOTES TO FINANCIAL STATEMENTS                                                 11

FINANCIAL HIGHLIGHTS                                                          16

INDEPENDENT AUDITORS' REPORT                                                  18

July 1998

Dear Shareholder,

We are pleased to present the Annual Report for the Emerald International Equity Fund for the fiscal period of December 1, 1997 through May 15, 1998. The report contains information concerning the Fund's performance, portfolio holdings and financial statements for the fiscal period. We hope you will take a moment to review it.

As you know, the Emerald International Equity Fund was reorganized into Nations International Value Fund on May 22, 1998. The reorganization was approved by the Fund's shareholders at a special meeting of shareholders on May 4, 1998, and reconvened on May 8, 1998.

As a Nations Funds shareholder, you will receive a semi-annual report for Nations International Value Fund at the beginning of December for the period of May 16, 1998 through September 30, 1998.

We appreciate your ongoing commitment to Nations Funds and look forward to continuing to help you pursue your investment goals over the course of your lifetime. If you have any questions or would like assistance, please contact us anytime between 8:30 a.m. and 6:00 p.m., Eastern time, at 1-800-321-7854.

Sincerely,

Nations Funds

       NOT                                MAY LOSE VALUE
       FDIC -- INSURED                    NO BANK GUARANTEE

Nations Funds Distributor: Stephens Inc. Stephens Inc., which is not affiliated with NationsBank, N.A., is not a bank and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser: NationsBanc Advisors, Inc

EMERALD INTERNATIONAL EQUITY FUND
COMMENTARY FOR PERIOD FROM DECEMBER 1, 1997 TO MAY 15, 1998
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the period from December 1, 1997 to May 15, 1998, the Fund's total return was 20.22% and 20.54% for the retail class and the institutional class, respectively. In comparison, the Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE) index, an unmanaged index of primarily large-capitalization stocks, increased by 15.32%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S RETURNS?

European stocks contributed to performance while stocks in Asia and Latin America detracted from performance, reflecting the general trend in world markets with European markets outperforming developed and emerging Asian markets. Finance and consumer goods sector stocks were heavy contributors to performance while multi-industry and utility companies had a negative impact on the portfolio. It is important to note that country and sector weightings in the portfolio are exclusively a residual product of the bottom up, value investment process.

WHAT DOES YOUR VALUE-DRIVEN PERSPECTIVE TELL YOU ABOUT THE UPHEAVAL IN THE FAR EAST?

We continue to believe that the consensus view on Asia is overly pessimistic and that in the long run Asian economies will continue to have higher economic growth rates than those of Europe and North America. The recent upheavals have not changed that long-term view. In fact, the turnaround from over optimism in the pricing of securities to the over pessimism in the valuations placed on companies has brought many world class companies in those markets within buying range. As value investors, we like falling prices when buying into good businesses, as the intrinsic value of a business does not change as rapidly as stock prices. We do not know where the market bottom is for each stock that we buy; but we buy when stocks have fallen well below their intrinsic value and provide us with a margin of safety. We can take advantage of this mis-pricing because of our long-term investment horizon. We are patient with our holdings and will give them time for the market to realize the undervaluation.

GIVE US AN EXAMPLE OF A WINNER AND LOSER IN YOUR PORTFOLIO?

Groupe Danone, a leading French packaged foods company, was up significantly and is one of our largest holdings. This is a great business that generates stable earnings and free cash flow. Amongst its better known products are Evian mineral water and Danone yogurt. A stock that has not performed to date is Iscor Ltd., a South African steel and mining company. The company is going through a major restructuring to be competitive in global markets. It is exceedingly cheap on both an asset and cash flow basis. Iscor is a small position, but we believe that it has considerable upside potential given its current valuation.

WHAT IS YOUR OUTLOOK FOR THE COMING YEAR?

As a team, we are focused, long-term value investors and do not feel that we can make accurate predictions over short time periods. However, over the next three to five years we expect the stocks in the Fund to do very well. The continued negative investor sentiment towards Asia is creating opportunities to buy excellent businesses at a discount to their true value. This is also true in Latin America. Going forward we see more value in Asian and Latin American stocks versus those in Europe. In fact, this shift has already been taking place gradually in our portfolio. Over the period we have gone from an over 70% exposure in Europe to approximately 50% today. Our sole focus as a business is on purchasing undervalued businesses for our clients. We actively work to prevent market forecasts or public expectations from distracting us from this focused pursuit.

EMERALD INTERNATIONAL EQUITY FUND                         (as of April 30, 1998)
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

Hypothetical -- Past performance is not a guarantee of future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             MSCI EAFE        INSTITUTIONAL SHARES
Dec-95           $10,000                       $10,000
Mar-96           $10,210                       $10,186
Jun-96           $10,467                       $10,806
Sep-96           $10,462                       $10,656
Dec-96           $10,620                       $11,473
Mar-97           $10,453                       $12,168
Jun-97           $11,811                       $13,780
Sep-97           $11,769                       $14,404
Dec-97           $10,855                       $13,887
Mar-98           $12,460                       $16,407
Apr-98           $12,561                       $16,345

    AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1998

                                              INSTITUTIONAL
                                                 SHARES

1 Year                                             33.56%

Since Inception (12/27/95)                         23.34%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

During the periods indicated, fee waivers and/or expense reimbursements were in effect. Without these waivers and/or reimbursements, performance would have been lower.

---------------

The performance of the Emerald International Equity Fund is measured against the Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index, an unmanaged index of primarily large-capitalization stocks issued in Europe, Australia and the Far East. This index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value- added services.

EMERALD INTERNATIONAL EQUITY FUND                         (as of April 30, 1998)
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

Hypothetical -- Past performance is not a guarantee of future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             MSCI EAFE      RETAIL SHARES
Dec-95           $10,000             $10,000
Mar-96           $10,210             $10,176
Jun-96           $10,467             $10,806
Sep-96           $10,462             $10,656
Dec-96           $10,620             $11,470
Mar-97           $10,453             $12,135
Jun-97           $11,811             $13,728
Sep-97           $11,769             $14,322
Dec-97           $10,855             $13,811
Mar-98           $12,460             $16,296
Apr-98           $12,561             $16,223

    AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1998

                                                 RETAIL
                                                 SHARES

1 Year                                             32.92%

Since Inception (12/27/95)                         22.91%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

During the periods indicated, fee waivers and/or expense reimbursements were in effect. Without these waivers and/or reimbursements, performance would have been lower.

---------------

The performance of the Emerald International Equity Fund is measured against the Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index, an unmanaged index of primarily large-capitalization stocks issued in Europe, Australia and the Far East. This index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value- added services.

EMERALD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
May 15, 1998
--------------------------------------------------------------------------------

                                                                          SHARES
                                                                            OR
                                                                         PRINCIPAL       MARKET
                                                                          AMOUNT          VALUE
                                                                        -----------   -------------

COMMON STOCKS (96.7%)
ARGENTINA (3.0%)
ENERGY SOURCES (3.0%)
  YPF Sociedad Anonima, Class D, ADR .................................      106,650   $   3,726,084
                                                                                      -------------
AUSTRIA (0.6%)
UTILITIES -- ELECTRICAL AND GAS (0.6%)
  EVN Energie-Versorgung Nied., ADR ..................................       24,860         734,623
                                                                                      -------------
BRAZIL (7.6%)
BANKING (1.0%)
  Banco Bradesco, ADR ................................................      165,000       1,302,230
                                                                                      -------------
OIL & GAS PRODUCTION (1.0%)
  Petroleo Brasileiro S.A., ADR ......................................       56,000       1,226,775
                                                                                      -------------
SOFT DRINKS (1.8%)
  Compania Cervejaria Brahma, ADR ....................................      179,400       2,220,075
                                                                                      -------------
TELECOMMUNICATIONS (0.8%)
  Telebras, Preferred Shares, ADR ....................................        8,800       1,025,200
                                                                                      -------------
UTILITIES -- ELECTRICAL AND GAS (3.0%)
  Electrobras, ADR ...................................................      205,750       3,696,277
                                                                                      -------------
                                                                                          9,470,557
                                                                                      -------------
DENMARK (6.3%)
BANKING (3.2%)
  Den Danske Bank, Unsponsored ADR ...................................       32,910       4,036,075
                                                                                      -------------
TELECOMMUNICATIONS (3.1%)
  Tele Danmark AS, Class B, ADR ......................................       84,950       3,817,441
                                                                                      -------------
                                                                                          7,853,516
                                                                                      -------------
FRANCE (10.4%)
AUTOMOBILES (1.8%)
  PSA Peugeot Citroen, ADR (b) .......................................       47,300       2,236,420
                                                                                      -------------
BANKING (1.9%)
  Cie Financiere De Paribus SA (b) ...................................       10,500       1,089,569
  Societe Generale, ADR ..............................................       28,900       1,159,899
                                                                                      -------------
                                                                                          2,249,468
                                                                                      -------------
ENERGY SOURCES (3.3%)
  Elf Aquitane, ADR ..................................................       57,500       4,140,000
                                                                                      -------------

---------------

See Notes to Financial Statements.

                                                                          SHARES
                                                                            OR
                                                                         PRINCIPAL       MARKET
                                                                          AMOUNT          VALUE
                                                                        -----------   -------------
FRANCE (10.4%) (CONTINUED)
FOOD AND HOUSEHOLD PRODUCTS (3.4%)
  Groupe Danone, ADR .................................................       85,700   $   4,285,000
                                                                                      -------------
                                                                                         12,910,888
                                                                                      -------------
GERMANY (6.3%)
AUTOMOBILES (3.8%)
  Daimler-Benz, ADR ..................................................       43,930       4,706,002
                                                                                      -------------
UTILITIES (2.5%)
  Dem Deutsche Telekom, ORD (b) ......................................      122,000       3,153,879
                                                                                      -------------
                                                                                          7,859,881
                                                                                      -------------
HONG KONG (9.0%)
BANKING (3.1%)
  HSBC Holdings, PLC, ADR ............................................       14,700       3,851,533
                                                                                      -------------
DIVERSIFIED OPERATIONS (5.9%)
  HKD Citic Pacific Limited (b) ......................................      599,000       1,577,166
  Hutchison Whampoa, Unsponsored ADR .................................      117,000       3,141,007
  Swire Pacific Ltd. .................................................      623,000       2,685,628
                                                                                      -------------
                                                                                          7,403,801
                                                                                      -------------
                                                                                         11,255,334
                                                                                      -------------
ITALY (3.9%)
BANKING (1.4%)
  Istituto Mobiliare Italiano, SPA, ADR ..............................       32,857       1,741,421
                                                                                      -------------
TELECOMMUNICATIONS (2.5%)
  Telecom Intalia, SPA, ADR (b) ......................................       41,410       3,147,160
                                                                                      -------------
                                                                                          4,888,581
                                                                                      -------------
JAPAN (16.1%)
ELECTRICAL AND ELECTRONICS (7.3%)
  Hitachi Ltd., ADR ..................................................       82,100       6,039,481
  Kyocera Corp., ADR .................................................       30,900       3,176,906
                                                                                      -------------
                                                                                          9,216,387
                                                                                      -------------
HOME FURNISHINGS (0.6%)
  Matsushita Electric, ADR ...........................................        4,400         699,600
                                                                                      -------------
INSURANCE (3.2%)
  Tokio Marine & Fire Insurance Co., ADR .............................       75,400       3,965,569
                                                                                      -------------
MACHINERY & EQUIPMENT (4.2%)
  Komatsu Ltd. Japanese ORD ..........................................      304,000       1,324,145
  Mitsubishi Heavy Industries Ltd., Japanese ORD .....................    1,098,000       4,029,180
                                                                                      -------------
                                                                                          5,353,325
                                                                                      -------------

-------------

See Notes to Financial Statements.

                                                                          SHARES
                                                                            OR
                                                                         PRINCIPAL       MARKET
                                                                          AMOUNT          VALUE
                                                                        -----------   -------------
JAPAN (16.1%) (CONTINUED)
OIL & GAS PRODUCTION (0.8%)
  Nippon Oil Co. Ltd. ................................................      282,000   $     967,512
                                                                                      -------------
                                                                                         20,202,393
                                                                                      -------------
MEXICO (2.8%)
TELECOMMUNICATIONS (2.8%)
  Telefonos de Mexico, Class L, ADR ..................................       65,225       3,428,389
                                                                                      -------------
NETHERLANDS (4.7%)
INSURANCE (2.2%)
  ING Groep N.V., ADR ................................................       41,080       2,688,173
                                                                                      -------------
TELECOMMUNICATIONS (2.5%)
  Royal PTT Nederland, ADR ...........................................       55,790       3,159,108
                                                                                      -------------
                                                                                          5,847,281
                                                                                      -------------
SINGAPORE (3.0%)
BANKING (2.1%)
  Develop Bank Singapore, ADR ........................................      112,130       2,569,256
                                                                                      -------------
MULTI-INDUSTRY (0.9%)
  Jardine Matheson Holdings Ltd., ADR ................................      283,900       1,112,888
                                                                                      -------------
                                                                                          3,682,144
                                                                                      -------------
SOUTH AFRICA (3.3%)
METALS/STEEL (0.4%)
  Iscor Ltd., ADR (b) ................................................      131,700         448,254
                                                                                      -------------
MISC MATERIALS AND COMMODITIES (2.9%)
  De Beers Construction Mines, Unsponsored ADR .......................      156,000       3,646,500
                                                                                      -------------
                                                                                          4,094,754
                                                                                      -------------
SOUTH KOREA (1.2%)
METALS/STEEL (0.5%)
  Pohang Iron & Steel Co. Inc., ADR ..................................       36,900         590,400
                                                                                      -------------
UTILITIES -- ELETRICAL AND GAS (0.7%)
  Korea Electric Power Corp., ADR ....................................      108,800         877,200
                                                                                      -------------
                                                                                          1,467,600
                                                                                      -------------
SPAIN (0.8%)
BANKING (0.8%)
  Corp. Bancaria de Espana (Argentaria), ADR .........................       23,400         956,475
                                                                                      -------------
SWITZERLAND (2.9%)
FOOD AND HOUSEHOLD PRODUCTS (2.9%)
  Nestle S.A., Registered ADR ........................................       35,300       3,575,347
                                                                                      -------------

---------------

See Notes to Financial Statements.

                                                                          SHARES
                                                                            OR
                                                                         PRINCIPAL       MARKET
                                                                          AMOUNT          VALUE
                                                                        -----------   -------------
UNITED KINGDOM (13.6%)
BEVERAGES AND TOBACCO (7.7%)
  B.A.T. Industries PLC, ADR .........................................      166,500   $   3,173,906
  Diageo PLC, ADR ....................................................      135,451       6,535,511
                                                                                      -------------
                                                                                          9,709,417
                                                                                      -------------
CHEMICALS (1.5%)
  Imperial Chemical, ADR .............................................       23,800       1,911,438
                                                                                      -------------
MISC MATERIALS AND COMMODITIES (0.5%)
  Tate & Lyle PLC, ADR ...............................................       20,000         661,536
                                                                                      -------------
MULTI-INDUSTRY (3.3%)
  BTR PLC, ADR .......................................................      298,382       4,059,613
                                                                                      -------------
TEXTILES (0.6%)
  Coats Viyella, ADR .................................................      166,140         739,024
                                                                                      -------------
                                                                                         17,081,028
                                                                                      -------------
VENEZUELA (1.2%)
TELEPHONE INTEGRATED (1.2%)
  Cia Anonima Telefonos De Venezuela, ADR ............................       30,000       1,050,000
  Cia Telefonos De Venezuela, ADR ....................................       12,800         448,000
                                                                                      -------------
                                                                                          1,498,000
                                                                                      -------------
TOTAL COMMON STOCKS (COST $111,404,140)...............................                  120,532,875
                                                                                      -------------
SHORT-TERM INVESTMENTS (2.4%)
CASH SWEEP ACCOUNT (2.4%)
  Bank of New York ...................................................    2,946,784       2,946,784
                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,946,784)........................                    2,946,784
                                                                                      -------------

TOTAL (COST $114,350,925) (A) -- 99.1%................................                $ 123,479,659
                                                                                      -------------
                                                                                      -------------

-------------
Percentages indicated are based on net assets of $124,540,346.
(a) The cost for financial reporting purposes is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..........................................  $16,283,172
Unrealized depreciation..........................................  (7,154,438)
                                                                   ----------
Net unrealized appreciation......................................  $9,128,734
                                                                   ----------
                                                                   ----------

(b) Represents non-income producing security.
ADR -- American Depository Receipt.
ORD -- Ordinary.
PLC -- Public Limited Company.

-------------

See Notes to Financial Statements.

EMERALD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
May 15, 1998
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $114,350,925)...................  $ 123,479,659
  Interest and dividends receivable.........................................        672,266
  Receivable for investment securities sold.................................        918,123
  Tax reclaim receivable....................................................         56,799
  Prepaid expenses..........................................................         13,739
                                                                              -------------

Total Assets................................................................    125,140,586
                                                                              -------------

LIABILITES:
  Payable for capital shares redeemed.......................................         41,743
  Payable for investment securities purchased...............................        479,700
  Accrued expenses and other liabilities:
    Investment advisory fees................................................         51,840
    Administration fees.....................................................          4,653
    Shareholder processing fees (Retail Shares).............................            739
    Other liabilities.......................................................         21,565
                                                                              -------------

Total Liabilities...........................................................        600,240
                                                                              -------------

NET ASSETS..................................................................  $ 124,540,346
                                                                              -------------
                                                                              -------------

NET ASSETS:
  Retail Shares.............................................................  $   5,128,214
  Institutional Shares......................................................    119,412,132
                                                                              -------------

Total.......................................................................  $ 124,540,346
                                                                              -------------
                                                                              -------------

OUTSTANDING SHARES OF BENEFICIAL INTEREST:
  Retail Shares.............................................................        332,077
  Institutional Shares......................................................      7,689,270
                                                                              -------------

Total.......................................................................      8,021,347
                                                                              -------------
                                                                              -------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
  Retail Shares.............................................................  $       15.44
  Institutional Shares......................................................  $       15.53

COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par ($0.001)............................  $       8,021
  Additional paid-in capital................................................    109,033,056
  Accumulated undistributed net investment income...........................        579,010
  Accumulated net realized gains on investment transactions and foreign
    currency transactions...................................................      5,792,052
  Net unrealized appreciation from investments..............................      9,128,207
                                                                              -------------
Net Assets..................................................................  $ 124,540,346
                                                                              -------------
                                                                              -------------

------------

See Notes to Financial Statements.

EMERALD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Statement of Operations
For the period ended May 15, 1998*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends..............................................               $  1,086,013
  Interest...............................................                     96,590
  Foreign withholding taxes..............................                    (92,496)
                                                                        ------------
Total Investment Income..................................                  1,090,107
                                                                        ------------

EXPENSES:
  Investment advisory fees...............................  $  330,112
  Administration fees....................................      25,584
  Shareholder processing fees (Retail Shares)............       5,689
  Combined distribution and service fees (Retail
    Shares)..............................................       5,689
  Transfer agent fees and expenses.......................      25,496
  Custodian fees and expenses............................       2,043
  Legal fees.............................................       1,593
  Audit fees.............................................       6,498
  Reports to shareholders (Institutional Shares).........       3,217
  Registration and filing fees...........................      16,689
  Other expenses.........................................       7,037
                                                           ----------
Gross Expenses...........................................     429,647
Less: Expense reimbursements.............................      (3,902)
                                                           ----------
Net Expenses.............................................                    425,745
                                                                        ------------
Net Investment Income....................................                    664,362
                                                                        ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains on securities transactions..........                  5,460,954
  Net realized losses from foreign currency
    transactions.........................................                    (12,290)
  Net change in unrealized appreciation of investments...                  5,638,496
                                                                        ------------
  Net realized and unrealized gains on investments.......                 11,087,160
                                                                        ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....               $ 11,751,522
                                                                        ------------
                                                                        ------------

-------------

* For the period from December 1, 1997 through May 15, 1998.

See Notes to Financial Statements.

EMERALD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     PERIOD ENDED     YEAR ENDED
                                                       MAY 15,       NOVEMBER 30,
                                                        1998*            1997
                                                    --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)....................  $     664,362    $    342,949
  Net realized gains (losses) on securities
    transactions..................................      5,460,954       1,541,113
  Net realized gains (losses) from foreign
    currency transactins..........................        (12,290)        (11,468)
                                                    --------------   -------------
  Net change in unrealized appreciation
    (depreciation) from investments and
    translation of assets and liabilities in
    foreign currencies............................      5,638,496       2,556,440
                                                    --------------   -------------
  Net increase (decrease) in net assets resulting
    from operations...............................     11,751,522       4,429,034
Dividends to shareholders from net investment
  income:
  Retail Shares...................................             --          (5,024)
  Institutional Shares............................             --        (335,369)
                                                    --------------   -------------
Total dividends to shareholders from net
  investment income...............................             --        (340,393)
                                                    --------------   -------------
Distributions to shareholders in excess of net
  investment income:
  Retail Shares...................................             --         (15,291)
  Institutional Shares............................             --         (57,072)
                                                    --------------   -------------
Total distributions to shareholders in excess of
  net investment income...........................             --         (72,363)
                                                    --------------   -------------
Distributions to shareholders from net realized
  gains:
  Retail Shares...................................        (95,931)           (263)
  Institutional Shares............................     (1,209,852)        (42,435)
                                                    --------------   -------------
Total distributions to shareholders from net
  realized gains..................................     (1,305,783)        (42,698)
                                                    --------------   -------------
Total dividends and distributions to
  shareholders....................................     (1,305,783)       (455,454)
                                                    --------------   -------------
Fund Share Transactions:
  Net proceeds from shares subscribed.............     66,388,468      46,361,463
  Net asset value of shares issued to shareholders
    in reivestment of dividends and
    distributions.................................        549,511          24,521
  Cost of shares redeemed.........................    (11,379,994)     (9,465,465)
                                                    --------------   -------------
  Net increase (decrease) in net assets from Fund
    share transactions............................     55,557,985      36,920,519
                                                    --------------   -------------
Total increase (decrease).........................     66,003,724      40,894,099
NET ASSETS:
  Beginning of period.............................     58,536,622      17,642,523
                                                    --------------   -------------
  End of period...................................  $ 124,540,346    $ 58,536,622
                                                    --------------   -------------
                                                    --------------   -------------

-------------

* For the period from December 1, 1997 through May 15, 1998.

See Notes to Financial Statements.

EMERALD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

Emerald Funds (the "Trust") was organized as a Massachusetts business trust on March 15, 1988. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust operates as a series company currently comprising fourteen portfolios. The accompanying financial statements and notes relate to the International Equity Fund only. (the "Fund"). The investment objective of the Fund is to seek long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in equity securities of foreign issuers.

    Barnett Capital Advisors, Inc. ("Barnett"), a wholly-owned subsidiary of Barnett Banks, Inc., serves as the International Equity Fund's investment adviser. Brandes Investment Partners, L.P. ("Brandes") serves as the Fund's sub-adviser.

    BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") serves as the Fund's administrator. BISYS Fund Services, Inc. serves as the Fund's transfer agent and fund accountant. Emerald Asset Management, Inc. (the "Distributor") serves as the distributor of the Fund's shares. BISYS and BISYS Fund Services, Inc. are each a wholly-owned subsidiary and the Distributor is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

    The Fund is authorized to issue two classes of shares: Retail Shares and Institutional Shares. Retail Shares and Institutional Shares are substantially the same, except that Retail Shares bear the fees payable under a Combined Distribution and Service Plan (the "Combined Plan") adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act. Retail Shares bear the fees payable under a Shareholder Processing Plan (the "Processing Plan"). In addition to the fees paid pursuant to the Combined Plan and the Processing Plan, each class of shares also bears the expenses associated with the printing of their shareholder reports.

    On January 9, 1998, Barnett Banks, Inc. was merged into a subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Barnett became a wholly-owned subsidiary of NationsBank.

    On February 12, 1998, the Board of Trustees of the Trust approved the reorganization of the Trust with Nations Fund Trust, Nations Fund, Inc. and Nations Institutional Reserves (collectively, "Nations Funds"), three investment companies that are part of the Nations Family of Funds. The reorganization was approved by shareholders of the Trust, including shareholders of the Fund at a special meeting of shareholders held on May 4, 1998 as reconvened May 8, 1998.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual amounts could differ from these estimates.

A) Security Valuation:

The Fund values portfolio securities (other than debt securities with remaining maturities of 60 days or less) at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the mean between the current quoted bid and asked prices on the date of valuation. Bid price is used when no asked price is available. The Fund may also use an independent pricing service, approved by the Board of Trustees, to value certain of its securities. Such prices reflect market

--------------------------------------------------------------------------------

values, which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less are valued at amortized cost.

B) Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized gains and losses on the sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of the premium on investments, is accrued daily. Dividend income is recorded on the ex-dividend date.

C) Dividends and Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of the Fund could be reduced by any capital loss carryovers of the Fund, such gains will not be distributed. Dividends and distributions are recorded by the Fund on the ex-dividend date.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

D) Repurchase Agreements:

The Trust's custodian and other banks acting in a sub-custodian capacity, take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E) Reverse Repurchase Agreements:

The Fund may enter into a reverse repurchase agreement. Under such an agreement, the Fund sells portfolio securities and then agrees to buy them back later at an agreed-upon time and price. When the Fund enters into a reverse repurchase agreement, it will place in a separate custodial account liquid securities that have a value equal to or more than the price the Fund must pay when it buys back the securities, and the account will be continuously monitored to make sure the appropriate value is maintained. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Fund relinquishes may decline below the price the Fund must pay when the transaction closes. Interest paid by the Fund in a reverse repurchase agreement is considered a reduction of the Fund's income. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

F) Expenses:

The investment income and expenses of the Fund (other than expenses incurred under the Combined Plan, the Processing Plan, and the expenses associated with printing reports to shareholders which are charged directly to the class of shares incurring such expenses) and realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon its relative net asset

--------------------------------------------------------------------------------

value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

G) Federal Income Taxes:

For federal income tax purposes, the Fund is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of the Fund to meet the requirements of the Code applicable to regulated investment companies, including the requirement that it distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

H) Foreign Currency Translation:

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

    (i) market value of investment securities, other assets and liabilities at the current rate of exchange at the end of the period; and

    (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

    Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange.

    The Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. The Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal tax purposes.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibilities of political or economic instability.

I) Forward Foreign Exchange Contracts:

The Fund may enter into forward foreign exchange contracts ("forward") which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Barnett, an Administration Agreement with BISYS and a Transfer Agency Agreement with BISYS Fund Services, Inc. and a Distribution Agreement with the Distributor. In addition, Barnett has entered into a sub-advisory agreement with Brandes with respect to the International Equity Fund. BISYS' fees for serving as fund accountant to the Fund are included as part of the administration fee. The Fund pays BISYS' out-of-pocket accounting expenses.

    As sub-adviser, Brandes manages the investments of the Fund and is responsible for all purchases and sales of the Fund's portfolio securities, but is subject to the general supervision of both the Board of Trustees and Barnett, as the investment adviser.

    For its services, Barnett is entitled to receive a fee based on the Fund's average daily net assets at the annual rate of 1.00%. Barnett has agreed to pay Brandes a sub-advisory fee at an annual rate of 0.50% of the average daily net assets of the Fund.

    As administrator, BISYS assists in supervising the operations of the Fund. For its services, BISYS is entitled to a fee, accrued daily and payable monthly, at the effective annual rate of 0.0775% of the first $5

--------------------------------------------------------------------------------

billion of the Trust's aggregate net assets, 0.07% of the next $2.5 billion, 0.065% of the next $2.5 billion and 0.05% of all assets exceeding $10 billion. In the event that the aggregate average daily net assets fall below $3 billion, the fee will be increased to 0.08% of the aggregate average daily net assets of the Trust.

    For its services as transfer agent, BISYS Fund Services, Inc. earned fees in the amount of $25,496 for the period ended May 15, 1998.

    Under the Processing Plan with respect to Retail Shares of the Fund, institutions (including BISYS) that have entered into agreements with the Trust ("Service Organizations") agree to provide various shareholder and administrative support services to the shareholders of Retail Shares. For their services, Service Organizations are entitled to a fee ("Shareholder Processing Fee") accrued daily and paid monthly at an annual rate of 0.25% of the respective average daily net assets of Retail Shares. For the period ended May 15, 1998, the Fund (Retail Shares) incurred $5,689 in expenses with regards to the Processing Plan.

    Barnett has voluntarily agreed to reimburse Fund expenses to the extent the expenses of the variable net asset value fund exceed a predetermined level determined from time to time by Barnett. For the period ended May 15, 1998, Barnett reimbursed Fund expenses of $3,902 pursuant to these voluntary limitations:

    The Fund has adopted the Combined Plan. Under the Combined Plan, the Fund may make payments to the Distributor and Service Organizations for distribution and shareholder liaison services provided to Retail shareholders. Under the Combined Plan, payments by the Fund may not exceed an annual rate of 0.25% of the average daily net assets of the Fund's Retail Shares. The Fund (Retail Shares) incurred $5,689 pursuant to the Combined Plan for the period ended May 15, 1998.

    Certain officers of the Trust are "affiliated persons" (as defined in the 1940 Act) of BISYS or the Distributor. Two of the Trustees receive an annual fee of $20,000 while the remaining four Trustees receive an annual fee of $15,000 and a meeting fee of $2,000 per meeting was received by all six Trustees, for services relating to all of the portfolios constituting the Trust. For the period ended May 15, 1998, the Fund incurred $1,593 of legal expenses of a law firm, a partner of which serves as Secretary to the Trust.

NOTE 4 -- SECURITIES TRANSACTIONS

For the period ended May 15, 1998, the cost of purchases and the proceeds from sales of portfolio securities (excluding short-term investments) was as follows:

           PURCHASES        SALES
          ------------   ------------
          $63,842,685    $66,286,279

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund are summarized below:

INTERNATIONAL EQUITY FUND (000 OMITTED):

                                             PERIOD ENDED           YEAR ENDED
                                             MAY 15, 1998*       NOVEMBER 30, 1997
                                          -------------------   -------------------
                                           SHARES     AMOUNT     SHARES     AMOUNT
                                          --------   --------   --------   --------
Retail Shares
  Sold..................................      110    $  1,552       370    $  4,813
  Reinvestment of dividends.............        7          98        --           1
  Redeemed..............................     (110)     (1,607)      (55)       (740)
                                          --------   --------   --------   --------
Net increase -- Retail..................        7          43       315       4,074
                                          --------   --------   --------   --------
Institutional Shares
  Sold..................................    4,183      64,837     3,256      41,549
  Reinvestment of dividends.............       34         451         2          24
  Redeemed..............................     (650)     (9,773)     (688)     (8,726)
                                          --------   --------   --------   --------
Net increase -- Institutional...........    3,567      55,515     2,570      32,847
                                          --------   --------   --------   --------
Net increase in Fund....................    3,574    $ 55,558     2,885    $ 36,921
                                          --------   --------   --------   --------
                                          --------   --------   --------   --------

* For the period from December 1, 1997 through May 15, 1998.

NOTE 6 -- SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders of the Trust (the "Meeting") was held on May 4, 1998 as reconvened

--------------------------------------------------------------------------------

May 8, 1998. At the Meeting, shareholders of the Fund approved the following proposals:

    1. Proposal to ratify and approve (i) an interim investment advisory agreement between the Trust and Barnett Capital Advisors Inc. with respect to the Fund and (ii) an interim investment sub-advisory agreement between Barnett Capital Advisors Inc. and Brandes Investment Partners, L.P. with respect to the Fund, in each case for the period from January 9, 1998 forward.

  VOTES IN      VOTES        VOTES
   FAVOR       AGAINST     ABSTAINED
------------ ------------ ------------
 4,673,406      1,387        3,096

    2. Proposal to approve an Agreement and Plan of Reorganization between the Trust and Nations Fund, Inc. ("Nations") which provides for the transfer of all of the assets and liabilities of the Fund to a corresponding fund of Nations in exchange for shares of designated classes of such Nations fund, and which contemplates the reorganization of the Trust.

  VOTES IN      VOTES        VOTES
   FAVOR       AGAINST     ABSTAINED
------------ ------------ ------------
 4,460,350      4,239        3,096

NOTE 7 -- SUBSEQUENT EVENT (UNAUDITED)

On May 15, 1998 and May 22, 1998, all of the assets and liabilities of the Trust's portfolios were transferred to corresponding funds in the Nations Funds family, including the assets and liabilities of the Fund which were transferred on May 22, 1998. As a result, the shareholders of the Trust's portfolios, including shareholders of the Fund, have become shareholders of Nations Funds.

EMERALD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                    PERIOD ENDED       YEAR ENDED       PERIOD ENDED
                                                       MAY 15,        NOVEMBER 30,      NOVEMBER 30,
                                                        1998*             1997           1996***(a)
                                                    -------------     -------------     -------------

RETAIL SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD..............     $   13.13         $   11.29         $   10.00
                                                          ------            ------      -------------
Income from investment operations:
  Net investment income...........................          0.08              0.01              0.04
  Net realized and unrealized gains on
    securities....................................          2.52              1.91              1.31
                                                          ------            ------      -------------
  Total Income from investment operations.........          2.60              1.92              1.35
                                                          ------            ------      -------------
Less dividends and distributions:
  Dividends from net investment income............            --             (0.01)            (0.04)
  Dividends in excess of net investment income....            --             (0.05)               --
  Distributions from net realized gains on
    securities....................................         (0.29)            (0.02)            (0.02)
                                                          ------            ------      -------------
  Total dividends and distributions...............         (0.29)            (0.08)            (0.06)
                                                          ------            ------      -------------
  Net change in net asset value...................          2.31              1.84              1.29
                                                          ------            ------      -------------
NET ASSET VALUE, END OF PERIOD....................     $   15.44         $   13.13         $   11.29
                                                          ------            ------      -------------
                                                          ------            ------      -------------
Total return......................................         20.22%(b)         17.11%            13.54%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)................     $   5,128         $   4,259         $     115
  Ratio of expenses to average net assets.........          1.81%(c)          1.73%             0.00%(c)
  Ratio of net investment income to average net
    assets........................................          1.21%(c)          0.26%             1.83%(c)
  Ratio of expenses to average net assets**.......          1.82%(c)          1.93%            57.40%(c)
  Ratio of net investment income to average net
    assets**......................................          1.20%(c)          0.06%           (55.57)%(c)
  Portfolio turnover..............................            88%(b)            29%               50%(b)

-------------

  *  For the period from December 1, 1997 through May 15, 1998.
 ** During the period, certain fees were voluntarily reduced and/or reimbursed. If such reimbursements had not occurred, the ratio would have been as indicated.
*** For the period December 27, 1995 (commencement of operations) through November 30, 1996.
(a) Effective August 19, 1996, Brandes Investment Partners, L.P. became the Fund's Investment Sub-Adviser.
(b)  Not annualized.
(c)  Annualized.

See Notes to Financial Statements.

EMERALD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                    PERIOD ENDED       YEAR ENDED        PERIOD ENDED
                                                       MAY 15,        NOVEMBER 30,       NOVEMBER 30,
                                                        1998*             1997            1996***(a)
                                                    -------------     -------------     --------------

INSTITUTIONAL SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD..............     $   13.17         $   11.29          $   10.00
                                                    -------------     -------------           -------
Income from investment operations:
  Net investment income...........................          0.09              0.09               0.06
  Net realized and unrealized gains on
    securities....................................          2.56              1.91               1.29
                                                    -------------     -------------           -------
  Total Income from investment operations.........          2.65              2.00               1.35
                                                    -------------     -------------           -------
Less dividends and distributions:
  Dividends from net investment income............            --             (0.09)             (0.06)
  Dividends in excess of net investment income....            --             (0.01)                --
  Distributions from net realized gains on
    securities....................................         (0.29)            (0.02)                --
                                                    -------------     -------------           -------
  Total dividends and distributions...............         (0.29)            (0.12)             (0.06)
                                                    -------------     -------------           -------
  Net change in net asset value...................          2.36              1.88               1.29
                                                    -------------     -------------           -------
NET ASSET VALUE, END OF PERIOD....................     $   15.53         $   13.17          $   11.29
                                                    -------------     -------------           -------
                                                    -------------     -------------           -------
Total return......................................         20.54%(b)         17.75%             13.47%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)................     $ 119,412         $  54,277          $  17,528
  Ratio of expenses to average net assets.........          1.25%(c)          1.21%              0.00%(c)
  Ratio of net investment income to average net
    assets........................................          2.06%(c)          0.89%              1.99%(c)
  Ratio of expenses to average net assets**.......          1.26%(c)          1.21%              3.46%(c)
  Ratio of net investment income to average net
    assets**......................................          2.05%(c)          0.89%             (1.47)%(c)
  Portfolio turnover..............................            88%(b)            29%                50%(b)

-------------

  *  For the period from December 1, 1997 through May 15, 1998.
 ** During the period, certain fees were voluntarily reduced and/or reimbursed. If such reimbursements had not occurred, the ratio would have been as indicated.
*** For the period December 27, 1995 (commencement of operations) through November 30, 1996.
(a) Effective August 19, 1996, Brandes Investment Partners, L.P. became the Fund's Investment Sub-Adviser.
(b)  Not annualized.
(c)  Annualized.

See Notes to Financial Statements.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and
Board of Trustees of the
Emerald Funds:

We have audited the accompanying statement of assets and liabilities of the Emerald International Equity Fund (the Fund), including the schedule of portfolio investments, as of May 15, 1998, the related statement of operations for the period December 1, 1997 through May 15, 1998, and the statements of changes in net assets and the financial highlights for the period from December 1, 1997 through May 15, 1998 and for the year ended November 30, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the periods ended November 30, 1996, and the prior periods as indicated herein, were audited by other auditors whose report thereon dated January 22, 1997 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of May 15, 1998, by confirmation with the custodian and brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights for the period from December 1, 1997 through May 15, 1998 and for the year ended November 30, 1997 present fairly, in all material respects, the financial position of the Emerald International Equity Fund at May 15, 1998, and the results of its operations for the period from December 1, 1997 through May 15, 1998, and the changes in its net assets and the financial highlights for the period from December 1, 1997 through May 15, 1998 and for the year ended November 30, 1997, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Columbus, Ohio
July 1, 1998

18